ETFMG Prime Cyber Security ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.9%
Canada - 3.4%
Software - 3.4% (d)
Absolute Software Corp.	3,280,894	$30,761,218
BlackBerry, Ltd. (a)(b)	4,918,153	45,956,416
Total Software		76,717,634

Finland - 0.1%
Software - 0.1% (d)
F-Secure Oyj	447,076	2,527,161

Israel - 9.1%
Communications Equipment - 1.6%
Radware, Ltd. (a)(b)	838,486	34,914,557
Software - 7.5% (d)
Allot Communications, Ltd. (a)	1,106,059	13,139,981
Check Point Software Technologies, Ltd. (a)	414,804	48,349,554
Cognyte Software, Ltd. (a)	2,196,444	34,418,278
CyberArk Software, Ltd. (a)	263,206	45,608,336
Tufin Software Technologies, Ltd. (a)(b)	2,714,419	28,637,120
Total Software		170,153,269
Total Israel		205,067,826

Japan - 3.0%
Software - 3.0% (d)
Digital Arts, Inc.	294,862	21,634,663
FFRI Security, Inc. (a)	297,702	3,367,037
Trend Micro, Inc.	778,054	43,221,464
Total Software		68,223,164

Jersey - 1.1%
Software - 1.1% (d)
Mimecast, Ltd. (a)	322,377	25,651,538

Republic of Korea - 1.1%
Software - 1.1% (d)
Ahnlab, Inc.	299,773	24,940,105

Sweden - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fingerprint Cards AB - Class B (a)(b)	11,420,431	26,136,486

United Kingdom - 8.4%
Aerospace & Defense - 3.4%
BAE Systems PLC	3,458,921	25,740,590
QinetiQ Group PLC	7,157,120	25,768,732
Ultra Electronics Holdings PLC	589,140	25,358,219
Total Aerospace & Defense		76,867,541
IT Services - 1.0%
NCC Group PLC	6,743,700	21,313,670
Software - 4.0% (d)
Avast PLC (f)	5,552,205	45,632,091
Darktrace PLC (a)	7,708,710	43,844,070
Total Software		89,476,161
Total United Kingdom		187,657,372

United States - 71.5%
Aerospace & Defense - 2.0%
Parsons Corp. (a)(b)	1,319,935	44,415,813
Communications Equipment - 8.1%
Cisco Systems, Inc.	1,159,664	73,487,908
F5, Inc. (a)(b)	114,980	28,136,756
Juniper Networks, Inc.	1,460,985	52,171,774
NetScout Systems, Inc. (a)	839,942	27,785,281
Total Communications Equipment		181,581,719
IT Services - 10.9%
Akamai Technologies, Inc. (a)(b)	421,765	49,363,376
Cloudflare, Inc. - Class A (a)(b)	338,687	44,537,340
LiveRamp Holdings, Inc. (a)	974,339	46,719,555
Okta, Inc. (a)	141,788	31,784,616
SolarWinds Corp. (b)	3,076,552	43,656,273
VeriSign, Inc. (a)	111,208	28,226,815
Total IT Services		244,287,975
Professional Services - 7.3%
Booz Allen Hamilton Holding Corp.	298,071	25,273,440
CACI International, Inc. - Class A (a)	167,611	45,122,557
Leidos Holdings, Inc.	287,461	25,555,283
ManTech International Corp. - Class A	355,141	25,900,433
Science Applications International Corp.	519,205	43,400,346
Total Professional Services		165,252,059
Software - 43.2% (d)
A10 Networks, Inc.	1,624,896	26,940,776
CommVault Systems, Inc. (a)	702,891	48,443,248
Crowdstrike Holdings, Inc. - Class A (a)	198,560	40,655,160
Everbridge, Inc. (a)(b)	236,450	15,920,178
ForgeRock, Inc. - Class A (a)(b)	1,766,365	47,144,282
Fortinet, Inc. (a)	159,154	57,199,948
Ipsidy, Inc. (a)(b)	1,541,285	21,624,228
KnowBe4, Inc. - Class A (a)(b)(e)	2,009,827	46,105,431
Mandiant, Inc. (a)(b)	2,744,610	48,140,459
McAfee Corp. - Class A	995,795	25,681,553
N-Able, Inc. (a)(b)	4,112,256	45,646,042
NortonLifeLock, Inc. (b)	1,901,961	49,412,947
OneSpan, Inc. (a)(b)	1,431,994	24,243,658
Palo Alto Networks, Inc. (a)(b)	105,559	58,771,029
Ping Identity Holding Corp. (a)(b)	1,875,123	42,902,814
Qualys, Inc. (a)	344,367	47,254,040
Rapid7, Inc. (a)(b)	211,282	24,865,779
Sailpoint Technologies Holdings, Inc. (a)(b)	891,292	43,085,055
SecureWorks Corp. - Class A (a)(b)(e)	1,524,739	24,350,082
SentinelOne, Inc. - Class A (a)(b)	548,411	27,689,271
Splunk, Inc. (a)	420,873	48,703,424
Sumo Logic, Inc. (a)(b)	3,094,912	41,967,007
Tenable Holdings, Inc. (a)	919,299	50,625,796
Varonis Systems, Inc. (a)(b)	495,381	24,164,685
Zscaler, Inc. (a)	108,440	34,845,025
Total Software		966,381,917
Total United States		1,601,919,483
TOTAL COMMON STOCKS (Cost $1,948,130,150)		2,218,840,769

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.4%
ETFMG Sit Ultra Short ETF (e)	1,750,000	86,675,575
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	99,924,705	99,924,705
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $187,342,022)		186,600,280

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class X, 0.03% (c)	21,853,700	21,853,700
TOTAL SHORT-TERM INVESTMENTS (Cost $21,853,700)		21,853,700

Total Investments (Cost $2,157,325,872) - 108.3%		2,427,294,749
Liabilities in Excess of Other Assets - (8.3)%		(185,333,389)
TOTAL NET ASSETS - 100.0%		$2,241,961,360

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2021, the Fund had a significant portion of its assets invested in the Software Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended December 31, 2021 is set forth below.
(f)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2021, the market value of these securities total $45,632,091, which represents 2.04% of total net assets.

Security Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
ETFMG Sit Ultra Short ETF	$87,071,250	$-	$-	$-	$(395,675)	$32,653	$86,675,575	1,750,000
ForgeRock, Inc. - Class A	-	45,567,038	(773,005)	(108,225)	2,458,474	-	47,144,282	1,766,365
Ipsidy, Inc.	4,465,627	19,727,244	(627,270)	(46,634)	(1,894,739)	-	21,624,228	1,541,285
KnowBe4, Inc. - Class A	44,713,107	3,860,423	(4,493,349)	(1,177,857)	3,203,107	-	46,105,431	2,009,827
SecureWorks Corp. - Class A	30,554,725	1,958,998	(2,440,709)	(363,552)	(5,359,380)	-	24,350,082	1,524,739
Tufin Software Technologies, Ltd.	14,662,536	13,765,385	(942,648)	(84,994)	1,236,841	-	28,637,120	2,714,419
	$181,467,245	$84,879,088	$(9,276,981)	$(1,781,262)	$(751,372)	$32,653	$254,536,718	11,306,635

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

HACK
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,218,840,769	$-	$-	$2,218,840,769
Short-Term Investments	21,853,700	-	-	21,853,700
ETFMG Sit Ultra Short ETF**	86,675,575	-	-	86,675,575
Investments Purchased with Securities Lending Collateral*	-	-	-	99,924,705
Total Investments in Securities	$2,327,370,044	$-	$-	$2,427,294,749

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.